Related Party Transactions -- Independence Demand Note (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Nov. 12, 2015
Debt Instrument [Line Items]
Notes receivable from parent and affiliates	$ 3,775,000,000	$ 3,804,000,000
Accrued finance charges	$ 61,000,000	$ 95,000,000
Independence Holding, Inc. [Member]
Debt Instrument [Line Items]
Related Party Transaction Note Receivable Maximum Borrowing Capacity			$ 3,550,000,000
Interest rates (as a percent)	5.39%
Securities Borrowed			$ 3,400,000,000
Notes receivable from parent and affiliates	$ 3,400,000,000
Accrued finance charges	15,000,000
Interest Income, Related Party	$ 46,000,000